FORM N-SAR-U
                                ANNUAL REPORT
                          FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:                (a)
                                       /  /
or fiscal year ending:                  12/31/99   (b)

Is this a transition report?:(Y/N)           N
                                        ---------

Is this an amendment to a previous          N
filing? (Y/N)                           ---------

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name: First Investors Life Variable Annuity Fund C

     B.  File Number:     811-6130

     C.  Telephone
         Number:          (212) 858-8200

2.   A.  Street:          95 Wall Street

     B.  City:  New York  C.  State: New York  D.  Zip Code: 10005    Zip Ext:

     E.  Foreign Country:                                    Foreign Postal
                                                             Code:


3.       Is this the first filing on this form by
         Registrant? (Y/N)                                          N
                                                              ---------------

4.       Is this the last filing on this form by
         Registrant? (Y/N)                                          N
                                                              ---------------

5.       Is Registrant a small business investment
         company (SBIC)? (Y/N)
         [If answer is "Y" (Yes), complete only items               N
         89 through 110.]                                     ---------------

6.       Is Registrant a unit investment trust (UIT)?
         (Y/N)                                                      Y
         [If answer is "Y" (Yes), complete only items         ---------------
         111 through 132.]

7.   A.  Is Registrant a series or multiple portfolio
         company? (Y/N)                                       ---------------
         [If answer is "N" (No), go to item 8.]

     B.  How many separate series or portfolios did
         Registrant have at the end of the period?            ---------------


                                                                                -------------------
                                                                                If filing more
         For period         12/31/99                                            than one
         ending             _________                                           Page 50, "X" box:[-]
                                                                                -------------------


         File number 811-   6130
                            _________


123.   [/]  State the total value of the additional units
            considered in answering item 122 ($000's
            omitted) ____________________________________                       $    56,148
                                                                                 __________


124.   [/]  State  the total  value of units of prior
            series  that were placed in the portfolios of
            subsequent  series during the current period
            (the value of these  units is to be  measured
            on the date they were placed in $ the subsequent
            series) ($000's omitted)________________________                    $__________


125.   [/]  State the total dollar amount of sales loads
            collected (before reallowances to other brokers or
            dealers) by Registrant's principal underwriter and
            any underwriter which is an affiliated person of the
            principal underwriter during the current period
            solely from the sale of units of all series of                      $      2,771
            Registrant ($000's omitted)_______________________                   ___________



126.   Of the  amount  shown in item 125,  state the total
       dollar  amount of sales loads collected from secondary
       market operations in Registrant's units (include the
       sales loads, if any,  collected on units of a prior
       series placed in the  portfolio  of a  subsequent
       series.)  ($000's omitted)_____________________________                  $___________


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                              Number of   Total Assets  Total Income
                                                Series       ($000's    Distributions
                                              INVESTING      OMITTED       (000'S
                                                                          OMITTED)

A.     U.S. Treasury direct issue                           $             $
                                              _________      _________     ________

B.     U.S. Government agency                               $             $
                                              _________      _________     _________

C.     State and municipal tax-free                         $             $
                                              _________      _________     _________

D.     Public utility debt                                  $             $
                                              _________      _________     _________

E.     Brokers or dealers debt or debt of
       brokers' or dealers' parent                          $             $
                                              _________      _________     _________

F.     All other corporate intermed. &
       long-term term                                       $             $
                                              _________      _________     _________



G.     All other corporate short-term debt                  $             $
                                              _________      _________     _________

H.     Equity securities of brokers or
       dealers or parents of brokers or                     $             $
       dealers                                _________      ________      _________

I.     Investment company equity securities      1         $ 621,859      $ 17,395
                                              _________      ________      _________

J.     All other equity securities                         $              $
                                              _________      ________      _________

K.     Other securities                                     $             $
                                              _________      ________      _________

L.     Total assets of all series of                       $ 621,859      $
       registrants                            _________     _________      _________



                                                                   -------------------
                                                                   If filing more
         For period       12/31/99                                 than one
         ending           -------------                            Page 50, "X" box:
                                                                   [  ]
                                                                   -------------------


         File number 811- 6130
                          -------------



128.   [/]  Is the timely payment of principal and interest on
            any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
            (Y/N)_______________________________________________  _________
                                                                  Y/N



129.   [/]  Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal
            or interest at the end of the current period?
            (Y/N)______________________________________________   __________
                                                                  Y/N

            [If answer is "N" (No), go to item 131.]


130.   [/]  In computations of NAV or offering price per unit,
            is any part of the value attributed to instruments
            identified in item 129 derived from insurance or
            guarantees? (Y/N)__________________________________   __________
                                                                  Y/N


            [If answer is "N" (No), go to item 131.]

131.   Total expenses incurred by all series of Registrant
       during the current reporting period                        $ 1,474
       ($000's omitted)________________________________________    ________




132.   [/]  List the "811" (Investment  Company Act of 1940) registration number for all Series of Registrant that are being included in this filing

811- ______       811-______       811-______       811-_____        811-______


811- ______       811-______       811-______       811-_____        811-______


811- ______       811-______       811-______       811-_____        811-______


      This report is signed on behalf of the depositor in the City and State of New York on the 28th day of February, 2000.


                                          FIRST INVESTORS LIFE INSURANCE
                                          COMPANY
                                          Depositor




Witness     /S/ Ada M. Suchow             By /s/ William H.. Drinkwater
            --------------------             ---------------------------
            Ada M. Suchow                       William H. Drinkwater
            Vice President and                  President
            Assistant Secretary